Financial Risk Management	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Instruments [Abstract]
Financial Risk Management

Note 31 Financial risk management

This note explains the group’s exposure to financial risks and how these risks could affect the group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

The totals for each category of financial instruments, measured in accordance with IAS 39: Financial Instruments: Recognition and Measurement, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		June 30
		2022	2021
	Notes
Financial assets
Cash and cash equivalents	10	$207,083,935	$136,663,976
Trade and other receivables	11	3,558,016	2,042,963
Financial assets at fair value through profit or loss	16	24,179,998	—
Total financial assets		234,821,949	138,706,939
Financial liabilities
Trade payables	19	3,847,509	1,823,898
Lease liabilities	21	7,755,532	7,531,188
Borrowings	22	53,626,542	6,263,625
Total financial liabilities		$65,229,583	$15,618,711

The Board has overall responsibility for the determination of the Group’s risk management objectives and policies. The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Group’s competitiveness and flexibility.

Market risk

Market risk is the risk that the change in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Group’s income or the value of its holdings of financial instruments.

Foreign currency risk

Foreign exchange risk arises from future transactions and recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity. Exposure to foreign currency risk may result in the fair value or future cash flows of a financial instrument fluctuating due to movement in foreign exchange rates of currencies in which the Group holds financial instruments which are other than the AUD functional currency of the Group.

With instruments being held by overseas operations, fluctuations in the US dollar and the Canadian dollar may impact on the Group’s financial results.

The following table shows the foreign currency risk as on the financial assets and liabilities of the Group’s operations denominated in currencies other than the functional currency of the operations.

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:

	2022 CAD	2021 CAD	2022 USD	2021 USD
Cash at bank	$-	$-	$128,936,395	$69,950,408
Trade receivables	—	—	2,587,528	1,305,421
Trade payables	—	—	804,376	460,536
Borrowings	$13,376	$1,919	$-	$-

Cash flow and fair value interest rate risk

The group’s main interest rate risk arises from long-term borrowings with variable rates, which expose the group to cash flow interest rate risk. During 2022, the group’s borrowings at variable rates were denominated in Canadian and US dollars.

As the Group has interest-bearing cash assets, the Company’s income and operating cash flows are exposed to changes in market interest rates. The Company manages its exposure to changes in interest rates by using fixed term deposits.

At June 30, 2022 , if interest rates had changed by -/+ 100 basis points from the year-end rates with all other variables held constant, post-tax profit / (loss) for the year would have been $1,552,208 (June 30, 2021: $1,237,193) lower/higher, as a result of higher/lower interest income from cash and cash equivalents.

Credit risk

Credit risk is managed on a Group basis. Credit risk arises primarily from cash and cash equivalents and deposits with banks and financial institutions, and trade and other receivables. For bank and financial institutions, only independently rated parties with a minimum rating of ‘AAA’ are accepted.

For trade and other receivables, amounts are considered as “past due” when the debt has not been settled, in line with the terms and conditions agreed between the Group and the customer to the transaction. Due to a strong credit approval process, the Group has a minimal history of bad debt write-offs.

The balance of receivables that remain within initial trade terms are considered to be of high credit quality. The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available).

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available).

Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and marketable securities to meet obligations when due.

The Group manages liquidity risk by continuously monitoring forecast and actual cash flows. No finance facilities were available to the Group at the end of the reporting period.

All financial assets mature within one year. The maturity of all financial liabilities is set out in the table below.

Financing arrangements

The group’s undrawn borrowing facilities as at June 30, 2022 totals $2,095,015 (CAD $1,861,830) which relates to the loan facilities secured over commercial land and buildings (refer note 22).

Maturities of financial liabilities

As of June 30, 2022, the contractual maturities of the group’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At June 30, 2022
Trade payables	$9,479,659	$—	$—	$—	$—	$9,479,659	$9,479,659
Lease liabilities	403,904	403,904	832,181	2,496,544	5,779,037	9,915,570	7,755,532
Borrowings	1,588,618	1,661,129	3,472,057	10,648,817	50,294,010	67,664,631	53,626,542
Total non-derivatives	$11,472,181	$2,065,033	$4,304,238	$13,145,361	$56,073,047	$87,059,860	$70,861,733